Inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total inventories	R$ 357,204	R$ 293,529
Inventories gross	376,768	310,054
Losses on adjustment to realizable amount	(19,564)	(16,525)
Mobile Handsets And Tablets [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	269,596	187,866
Accessories And Prepaid Cards [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	88,601	98,868
TIM Chips [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	R$ 18,571	R$ 23,320